Note 38 - Operating Segments (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets		$ 0	$ 467	$ 3,837
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, trade and other receivables	[1]	0	720
Total revenue		$ 146,314	$ 142,082	$ 121,329
Mass of gold sold (Ounce) | oz		76,532	80,094	68,617
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue		$ 66,177	$ 142,082	$ 121,329
AEG [member]
Statement Line Items [Line Items]
Receipts from sales of goods and rendering of services		$ 80,137	$ 0	$ 0
Mass of gold sold (Ounce) | oz		41,117	0	0
Blanket Mine [member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets		$ 26	$ 8,209
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, trade and other receivables		720
Bilboes [member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets		$ 851
Connemara North [member]
Statement Line Items [Line Items]
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets			$ 720

[1]	On December 7, 2021 a duty rebate on the importation of capital goods was granted to the Company in terms of the Customs and Excise General Regulations of 2001. However, the customs officials at Forbes Border Post rejected a rebate on solar cables despite presentation of a valid rebate letter. An appeal was made to the Commissioner of Taxes seeking the rebate and the outcome of the appeal was unfavourable.